Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Revision Of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s financial statements as of September 30, 2021, management determined it should restate its previously reported financial statements. The Company determined, at the closing of the Company’s Initial Public Offering it had improperly valued its Class A common stock subject to possible redemption. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value, while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to its redemption value. As a result, management has noted a reclassification adjustment related to temporary equity and permanent equity. This resulted in an adjustment to the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.

In connection with the change in presentation for the Class A common stock subject to redemption, the Company also restateded its net loss per common share calculation to allocate net loss evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company.

There has been no change in the Company’s total assets, liabilities or operating results.

The impact of the restatement on the Company’s financial statements is reflected in the following table.

Balance Sheet as of March 31, 2021(Unaudited)	As Previously Reported	Adjustment	Restated
Class A common stock subject to possible redemption	$207,625,237	$22,374,763	$230,000,000
Class A common stock	$224	$(224)	$—
Accumulated deficit	$4,999,202	$(22,374,539)	$(17,375,337)
Total Stockholders’ Equity (Deficit)	$5,000,001	$(22,374,763)	$(17,374,762)
Balance Sheet as of June 30, 2021(Unaudited)
Class A common stock subject to possible redemption	$202,533,450	$27,466,550	$230,000,000
Class A common stock	$275	$(275)	$—
Additional paid-in capital	$1,487,643	$(1,487,643)	$—
Accumulated deficit	$3,511,508	$(25,978,632)	$(22,467,124)
Total Stockholders’ Equity (Deficit)	$5,000,001	$(27,466,550)	$(22,466,549)
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)	As Previously Reported	Adjustment	Restated
Sale of 23,000,000 Units, net of underwriter discounts and offering expenses	$203,996,943	$(203,996,943)	$—
Initial value of common stock subject to possible redemption	$(207,625,237)	$207,625,237	$—
Accretion for Class A common stock to redemption amount	$—	$(26,003,057)	$(26,003,057)
Total Stockholders’ Equity (Deficit)	$5,000,001	$(22,374,763)	$(17,374,762)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the Three Months Ended June 30, 2021 (Unaudited)
Change in value of common stock subject to possible redemption	$(5,091,787)	$5,091,787	$—
Total Stockholders’ Equity (Deficit)	$5,000,001	$(27,466,550)	$(22,466,549)
Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)	As Previously Reported	Adjustment	Restated
Initial classification of Class A common stock subject to possible redemption	$219,318,940	$10,681,060	$230,000,000

Statement of Cash Flows for the Six Months Ended June 30, 2021 (Unaudited)
Initial classification of Class A common stock subject to possible redemption	$196,512,940	$33,487,060	$230,000,000

In connection with the change in presentation for the Class A common stock subject to redemption, the Company also restated its income (loss) per share calculated to allocate net income (loss) evenly to Class A and Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of common stock share pro rata in the income (loss) of the Company. There is no impact to the reported amounts for total assets, total liabilities, cash flows, or net income (loss). The impact of this restatement on the Company’s financial statements is reflected in the following table:

	As Previously Reported For the Three Months Ended March 31, 2021	As Restated For the Three Months Ended March 31, 2021	As Previously Reported For the Three Months Ended June 30, 2021	As Restated For the Three Months Ended June 30, 2021	As Previously Reported For the Six Months Ended June 30, 2021	As Restated For the Six Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	19,651,294	23,000,000	20,762,250	23,000,000	20,245,982	10,038,674
Basic and diluted net loss per share, Class A common stock	$—	$0.30	$—	$(0.18)	$—	$0.22
Basic and diluted weighted average shares outstanding, Class B common stock	8,597,753	5,658,333	8,921,066	5,750,000	7,987,750	5,658,333
Basic and diluted net loss per share, Class B common stock	$1.00	$0.30	$(0.64)	$(0.18)	$0.42	$0.22